MINERAL PROPERTIES AND RELATED CONSTRUCTION	12 Months Ended
Dec. 31, 2021
MINERAL PROPERTIES AND RELATED CONSTRUCTION
MINERAL PROPERTIES AND RELATED CONSTRUCTION

9.MINERAL PROPERTIES AND RELATED CONSTRUCTION

(a)	Camino Rojo Project

The Camino Rojo Project lies 190 km NE of the city of Zacatecas, 48 km S-SW of the town of Concepcion del Oro, and 54 km S-SE of Newmont Corporation’s (“Newmont”) Peñasquito Mine.

(i)Initial acquisition

In November 2017, we acquired the Camino Rojo Project, a gold and silver oxide heap leach project located in Zacatecas State, Mexico, from Goldcorp Inc. (now called Newmont Corporation). A 2% net smelter return royalty (the “Royalty”) on the sale of all metal production from the oxide material at Camino Rojo is payable.

The Company and Newmont also entered into an option agreement regarding the potential development of sulphide operations at Camino Rojo. Pursuant to the option agreement, Newmont will, subject to the applicable sulphide project meeting certain thresholds, have an option to acquire a 60% or 70% interest in the applicable sulphide project (“Sulphide Option”). The Royalty excludes revenue on the sale of metals produced from a sulphide project. However, should Newmont decide not to elect to acquire an interest in an applicable sulphide project, Newmont would be entitled to a 2% net smelter return royalty on metals produced from the sulphide material.

The Company has received all permits and satisfied all conditions for the construction of a mine at Camino Rojo. Effective November 30, 2020, we reclassified this project to “mineral properties and related construction”. Upon reclassification, we tested the project for impairment, and concluded no impairment was necessary. Subsequent to November 30, 2020, we undertook construction of the oxide gold and silver mine at Camino Rojo.

In common with all mining companies in Mexico, the Camino Rojo Project is subject to a Special Mining Duty of 7.5% of taxable mining profits and an Extraordinary Mining Duty of 0.5% of revenues from precious metals.

(ii)Layback Area

In February 2021, the Company completed a Layback Agreement with Fresnillo plc (“Fresnillo”) and certain of its subsidiaries, pursuant to which (a) the Company agreed to pay Fresnillo total cash consideration of US$62.8 million in staged payments until December 2023 (note 14) and (b) allows Orla to expand the Camino Rojo Project oxide pit onto part of Fresnillo’s mineral concession located immediately north of Orla’s property.

The following table summarizes the initial cost capitalized at closing:

Consideration comprised:
Cash paid	$25,000
Fair value of future cash consideration (note 14)	37,800
$62,800

(b)	Development and Construction

Orla commenced construction activities at the Camino Rojo Project in December 2020.

	At historical cost
					Accumulated
		Deposits to			foreign
	Mineral	construction	Construction in	Other costs	exchange on	Carrying
	properties	vendors	progress	capitalized	translation	value
At January 1, 2020	$—	$—	$—	$—	$—	$—
Transferred from exploration and evaluation properties	39,272	—	—	—	(2,129)	37,143
Additions	—	28,079	4,845	—	—	32,924
Borrowing costs capitalized (note 9(c))	—	—	—	672	—	672
Change in site closure provision (note 16)	—	—	—	164	—	164
Due to changes in exchange rates	—	—	—	—	369	369
At December 31, 2020	$39,272	$28,079	$4,845	$836	$(1,760)	$71,272
Additions	62,800	11,411	56,528	—	—	130,739
Transfers within categories	—	(37,832)	37,832	—	—	—
Transfers to Equipment (note 8)	—	—	(2,484)	—	—	(2,484)
Borrowing costs capitalized (note 9(c))	—	—	—	13,967	—	13,967
Change in site closure provision (note 16)	—	—	—	4,653	—	4,653
Due to changes in exchange rates	—	—	—	—	(4,398)	(4,398)
At December 31, 2021	$102,072	$1,658	$96,721	$19,456	$(6,158)	$213,749

(c)	Borrowing costs capitalized

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Capitalized borrowing costs, beginning of the year	$672	$ $ —
Capitalized during the year:
Borrowing costs – Camino Rojo project loan (note 12)	12,430	$700
Borrowing costs – Fresnillo obligation (note 14)	1,654	—
Interest earned on borrowed funds	(117)	(28)
Capitalized borrowing costs, end of the year	$14,639	$672